Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Cash collateral	$ 4,270	$ 4,270
Accumulated loss from Derivatives designated as Hedging instruments	$ (1,534)	$ (904)